Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions
7.	Related-Party Transactions

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. For the six months ended June 30, 2022 and 2023, $0.2 million and zero, respectively, in research and development expenses related to these advisory services were recorded. As of December 31, 2022, amounts payable of less than $0.1 million relating to advisory and research services from related parties remained outstanding, which were recorded to accounts payable and accrued expenses on the condensed balance sheet. As of June 30, 2023, no amounts payable remained outstanding relating to advisory and research services from related parties.

Purchases of laboratory supplies

For the six months ended June 30, 2022 and 2023, the Company recorded research and development expenses totaling less than $0.1 million and zero, respectively, associated with the purchase of laboratory supplies from NKMAX. As of December 31, 2022, amounts payable of $0.1 million relating to the purchase of laboratory supplies from related parties remained outstanding, which were recorded to accounts payable and accrued expenses on the condensed balance sheet. As of June 30, 2023, no amounts payable remained outstanding relating to the purchase of laboratory supplies from related parties.

Related Party Loans

Between August 2019 and December 2022, the Company entered into related party loans with NKMAX (“Related Party Loans”). In December 2022, the aggregate outstanding Related Party Loans’ principal and interest of $66.1 million was converted into 17,002,230 shares of common stock which was recognized as a capital contribution within the condensed statement of common stock and stockholders’ equity (deficit) for the year ended December 31, 2022.

From January through April 2023, the Company entered into additional Related Party Loans with NKMAX for aggregate gross proceeds of $5.0 million. These additional Related Party Loans bear an interest rate of 4.6% and mature on December 31, 2024. There are no financial or non-financial covenants associated with the Related Party Loans. The Related Party Loans are not convertible into equity, including upon the consummation of the Business Combination.

In connection with the Related Party Loans, interest expenses incurred $1.0 million and $0.1 million for the six months ended June 30, 2022 and 2023, respectively. Related party interest payable amounts recorded to other current liabilities on the condensed balance sheets were zero and $0.1 million as of December 31, 2022 and June 30, 2023, respectively.

Convertible promissory notes due to related parties

In connection with the issuance of certain Convertible Notes from November 2019 through May 2023, relatives of one of the Company’s directors invested in Convertible Notes. As of each of December 31, 2022 and June 30, 2023, the principal amount and related fair value of Convertible Notes held by relatives of a director of the Company were each $0.4 million.

7. Related-Party Transactions

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. For the year ended December 31, 2021, no research and development expenses related to these advisory services were provided or recorded. For the year ended December 31, 2022, the Company recorded $0.4 million of research and development expenses related to these advisory services. As of December 31, 2022, amounts payable of less than $0.1 million remained outstanding and recorded within accounts payable and accrued expenses on the balance sheet.

The Company receives scientific research consulting services from ATGEN Canada, a sister company under common ownership. For the year ended December 31, 2021, the Company recorded $0.2 million of research and development expenses for services provided by ATGEN Canada. For the year ended December 31, 2022, no research and development expenses related to these services were provided or recorded. As of December 31, 2021 and 2022, there were no outstanding amounts payable relating to these professional research services.

Purchases of laboratory supplies

For the years ended December 31, 2021 and 2022, the Company recorded research and development expenses totaling $0.1 million and $0.1 million, respectively, associated with the purchase of laboratory supplies from NKMAX. As of December 31, 2021 and December 31, 2022, there was zero and less than $0.1 million outstanding payables, respectively, relating to the purchase of laboratory supplies, which is recorded within accounts payable and accrued expenses on the balance sheets.

Related party loans

Between August 2019 and December 2022, the Company entered into multiple loan agreements with NKMAX under which the total proceeds received from related parties during the years ended December 31, 2021 and 2022 were $20.5 million and $23.0 million, respectively. The loans carry an interest rate of 4.6%. There are no financial or non-financial covenants associated with the debt.

In December 2022, the aggregate outstanding related party loan principal and interest of $66.1 million was converted into 17,002,230 shares of common stock which has been recognized as a capital contribution within the statements of common stock and stockholders’ equity (deficit). No related party loan amounts were outstanding as of December 31, 2022. Interest expenses incurred were $1.3 million and $2.3 million for the years ended December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, interest payable amounts owed to related parties was $1.9 million and zero, respectively, which is recorded in other current liabilities on the balance sheets.

Convertible promissory notes due to related parties

In connection with the issuance of certain Convertible Notes from November 2019 to December 2019, relatives of one of the Company’s directors invested in convertible promissory notes totaling $0.5 million. As of December 31, 2021, the principal amount and the fair value of Related Party Convertible Notes held by relatives of a director of the Company were $0.3 million. As of December 31, 2022, the principal amount and related fair value of the Related Party Convertible Notes held by relatives of a director of the Company were $0.3 million.

Graf Acquisition Corp. IV [Member]
Related Party Transactions

Note 4—Related Party Transactions

Founder Shares

On February 13, 2021, Graf Acquisition Partners LLC (“Graf LLC”) paid an aggregate of $25,000 for certain offering costs on behalf of the Company in exchange for issuance of 4,312,500 shares of common stock (the “Founder Shares”). On April 2, 2021, Graf LLC transferred all of its Founder shares to the Sponsor. On April 8, 2021, the Sponsor transferred 20,000 Founder Shares to each of the Company’s independent directors, resulting in the Sponsor holding 4,252,500 Founder Shares. The holders of the Founder Shares agreed to forfeit up to an aggregate of 562,500 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters, so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on June 2, 2021, and forfeited the remaining option; and, as a result, an aggregate of 22,125 Founder Shares were forfeited, resulting in 4,290,375 Founder Shares outstanding. On July 14, 2021, the Sponsor transferred 20,000 Founder Shares to Alexandra Lebenthal in connection with her appointment to the Company’s board of directors.

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,433,333 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $6.7 million. Simultaneously with the closing of the Over-Allotment on June 2, 2021, the Company consummated the second closing of the Private Placement, resulting in the purchase of an aggregate of an additional 288,200 Private Placement Warrants at $1.50 per Private Placement Warrant (the “Additional Private Placement Warrants”), generating additional gross proceeds of approximately $0.4 million.

Each whole Private Placement Warrant entitles the holder thereof to purchase one common stock at an exercise price of $11.50 per full share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees (see Note 8).

Related Party Loans

On January 29, 2021, the Sponsor agreed to loan the Company up to $150,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due upon the consummation of the Initial Public Offering. The Company had borrowed approximately $70,000 under the Note. The Note was paid back in full on May 26, 2021. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or any of the Company’s officers or directors may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such Working Capital Loans may be convertible into additional warrants at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

In connection with the Extension and advances the Sponsor may make in the future to the Company for working capital expenses, on May 15, 2023, the Company issued a convertible promissory note to the Sponsor with a principal amount up to $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial business combination, or (b) the date of the Company’s liquidation. If the Company does not consummate an initial business combination by the Extended Date, the Convertible Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. Subject to the terms and conditions of the Merger Agreement, dated as of April 14, 2023, by and among Graf, Merger Sub and NKGen, upon maturity, the outstanding principal of the Note may be converted into warrants, at a price of $1.50 per warrant, at the option of the Sponsor. Such warrants will have terms identical to the warrants issued to the Sponsor in a private placement that closed simultaneously with the Company’s initial public offering. Any drawdowns in connection with the Convertible Promissory Note are subject to unanimous written consent of the Company’s board of directors and the consent of the Sponsor. In no event shall the quantity of warrants issued exceed one million (1,000,000) warrants. As of June 30, 2023, and December 31, 2022, the Company had $416,710 and $0, respectively, borrowings under the Convertible Promissory Note.

Administrative Services Agreement

On May 20, 2021, the Company entered into an agreement that provided that, commencing on the date that the Company’s securities were first listed on the NYSE through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay G-SPAC Management LLC, an affiliate of the Sponsor, $15,000 per month for office space, utilities, secretarial, administrative and support services provided to the Company and members of the management team. For the three and six months ended June 30, 2023, the Company incurred expenses of approximately $45,000 and $90,000 under this agreement, respectively. As of June 30, 2023 and December 31, 2022, there was no outstanding balance on the unaudited condensed consolidated balance sheets for these expenses.

Other Related Party Transactions

On December 21, 2022, at a special meeting of stockholders, the Company’s stockholders approved the payment of compensation of $16,667 per month base to the Company’s full-time Chief Financial Officer plus any related taxes (including, without limitation, Medicare and social security), governmental payments and health care benefits, for services rendered to the Company as an employee, contractor or otherwise from May 6, 2022 (retroactive) through the Company’s closing of a Business Combination. The stockholders also approved the payment of up to $6,000 per month in aggregate for health care benefits for the officers of the Company who are not otherwise receiving compensation from the Company. For the three and six months ended June 30, 2023, the Company incurred expenses of approximately $81,000 and $170,000 under this agreement, respectively. For the three and six months ended June 30, 2022, the Company did not incur expenses under this agreement. As of June 30, 2023 and December 31, 2022, there was an outstanding balance of $32,809 and $0 reported as due to related party for these expenses on the unaudited condensed consolidated balance sheets, respectively.

In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. As of June 30, 2023 and December 31, 2022, there was an outstanding balance of $6,652 and $0, respectively, reported as accrued expenses for reimbursable expenses on the unaudited condensed consolidated balance sheets.

Note 5 — Related Party Transactions

Founder Shares

On February 13, 2021, Graf Acquisition Partners LLC (“Graf LLC”) paid an aggregate of $25,000 for certain offering costs on behalf of the Company in exchange for issuance of 4,312,500 shares of common stock (the “Founder Shares”). On April 2, 2021, Graf LLC transferred all of its Founder shares to the Sponsor. On April 8, 2021, the Sponsor transferred 20,000 Founder Shares to each of the Company’s independent directors, resulting in the Sponsor holding 4,252,500 Founder Shares. The holders of the Founder Shares agreed to forfeit up to an aggregate of 562,500 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters, so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on June 2, 2021, and forfeited the remaining option; and, as a result, an aggregate of 22,125 Founder Shares were forfeited, resulting in 4,290,375 Founder Shares outstanding. On July 14, 2021, the Sponsor transferred 20,000 Founder Shares to Alexandra Lebenthal in connection with her appointment to the Company’s board of directors.

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,433,333 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $6.7 million. Simultaneously with the closing of the Over-Allotment on June 2, 2021, the Company consummated the second closing of the Private Placement, resulting in the purchase of an aggregate of an additional 288,200 Private Placement Warrants at $1.50 per Private Placement Warrant (the “Additional Private Placement Warrants”), generating additional gross proceeds of approximately $0.4 million.

Each whole Private Placement Warrant entitles the holder thereof to purchase one common stock at an exercise price of $11.50 per full share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees (see Note 9).

Related Party Loans

On January 29, 2021, the Sponsor agreed to loan the Company up to $150,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due upon the consummation of the Initial Public Offering. The Company had borrowed approximately $70,000 under the Note. The Note was paid back in full on May 26, 2021. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or any of the Company’s officers or directors may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such Working Capital Loans may be convertible into additional warrants at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

On May 20, 2021, the Company entered into an agreement that provided that, commencing on the date that the Company’s securities were first listed on the NYSE through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay G-SPAC Management LLC, an affiliate of the Sponsor, $15,000 per month for office space, utilities, secretarial, administrative and support services provided to the Company and members of the management team. For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, the Company incurred expenses of approximately $180,000 and $108,000, respectively, under this agreement. As of December 31, 2022 and 2021, the Company had no outstanding for services in connection with such agreement on the accompanying balance sheets.

Other Related Party Transactions

On December 21, 2022, the Company’s stockholders approved the payment of compensation of $16,667 per month base to the Company’s full-time Chief Financial Officer plus any related taxes (including, without limitation, Medicare and social security), governmental payments and health care benefits, for services rendered to the Company as an employee, contractor or otherwise from May 6, 2022 (retroactive) through the Company’s closing of a Business Combination. The stockholders also approved the payment of up to $6,000 per month in aggregate for health care benefits for the officers of the Company who are not otherwise receiving compensation from the Company. For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, the Company incurred expenses of approximately $158,000 and $0, respectively. As of December 31,

2022 and 2021, the Company had no outstanding for services in connection with such stockholder approval on the accompanying balance sheets.

In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account.